Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Beacon Institutional Funds Trust
Entity Central Index Key	0001700933
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000186839
Shareholder Report [Line Items]
Fund Name	Diversified Fund
Class Name	Class AAL
Trading Symbol	ZABDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Diversified Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAL	$47	0.42%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The AAL Class of the Fund returned 24.16% for the twelve months ended October 31, 2024, compared to the S&P 500 Index return of 38.02%.

• Broad market performance during the last twelve months benefited from the loosening of monetary policy as inflation eased and the increased prospect of a soft landing.

• The Fund's holdings in the Financials and Materials sectors contributed to the Fund's performance while security selection in the Energy sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	AAL	S&P 500® Index TR
03/2017	$10,000	$10,000
03/2017	$10,130	$10,074
04/2017	$10,180	$10,177
05/2017	$10,300	$10,321
06/2017	$10,400	$10,385
07/2017	$10,580	$10,599
08/2017	$10,510	$10,631
09/2017	$10,780	$10,850
10/2017	$10,900	$11,103
11/2017	$11,050	$11,444
12/2017	$11,221	$11,571
01/2018	$11,671	$12,234
02/2018	$11,191	$11,783
03/2018	$11,068	$11,483
04/2018	$11,139	$11,527
05/2018	$11,129	$11,805
06/2018	$11,109	$11,878
07/2018	$11,385	$12,320
08/2018	$11,354	$12,721
09/2018	$11,385	$12,794
10/2018	$10,730	$11,919
11/2018	$10,822	$12,162
12/2018	$10,192	$11,064
01/2019	$10,902	$11,951
02/2019	$11,099	$12,334
03/2019	$11,154	$12,574
04/2019	$11,503	$13,083
05/2019	$10,957	$12,252
06/2019	$11,569	$13,115
07/2019	$11,547	$13,304
08/2019	$11,449	$13,093
09/2019	$11,678	$13,338
10/2019	$11,886	$13,627
11/2019	$12,093	$14,121
12/2019	$12,373	$14,548
01/2020	$12,134	$14,542
02/2020	$11,441	$13,345
03/2020	$10,053	$11,697
04/2020	$10,849	$13,196
05/2020	$11,282	$13,824
06/2020	$11,543	$14,099
07/2020	$11,975	$14,894
08/2020	$12,271	$15,965
09/2020	$12,055	$15,358
10/2020	$12,009	$14,950
11/2020	$13,260	$16,586
12/2020	$13,766	$17,224
01/2021	$13,672	$17,050
02/2021	$14,179	$17,520
03/2021	$14,556	$18,288
04/2021	$14,992	$19,264
05/2021	$15,263	$19,398
06/2021	$15,251	$19,851
07/2021	$15,322	$20,323
08/2021	$15,534	$20,941
09/2021	$15,122	$19,967
10/2021	$15,617	$21,366
11/2021	$15,228	$21,218
12/2021	$15,711	$22,168
01/2022	$15,274	$21,021
02/2022	$14,952	$20,392
03/2022	$14,952	$21,149
04/2022	$14,154	$19,305
05/2022	$14,412	$19,340
06/2022	$13,434	$17,744
07/2022	$14,193	$19,380
08/2022	$13,691	$18,589
09/2022	$12,559	$16,877
10/2022	$13,266	$18,244
11/2022	$14,180	$19,263
12/2022	$13,776	$18,154
01/2023	$14,665	$19,294
02/2023	$14,221	$18,823
03/2023	$14,396	$19,515
04/2023	$14,504	$19,819
05/2023	$14,194	$19,905
06/2023	$14,773	$21,221
07/2023	$15,123	$21,902
08/2023	$14,732	$21,553
09/2023	$14,167	$20,526
10/2023	$13,776	$20,094
11/2023	$14,840	$21,929
12/2023	$15,615	$22,926
01/2024	$15,670	$23,311
02/2024	$16,001	$24,556
03/2024	$16,525	$25,346
04/2024	$15,863	$24,310
05/2024	$16,359	$25,516
06/2024	$16,359	$26,431
07/2024	$16,870	$26,753
08/2024	$17,284	$27,402
09/2024	$17,477	$27,987
10/2024	$17,104	$27,734

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (3/24/17)
AAL ClassFootnote Reference1	24.16%	7.55%	7.31%
S&P 500® Index TR	38.02%	15.27%	14.35%

Performance Inception Date	Mar. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 554,170,201
Holdings Count | Holding	530
Advisory Fees Paid, Amount	$ 1,789,118
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$554,170,201
# of Portfolio Holdings	530
Portfolio Turnover Rate	59%
Total Management Fees Paid	$1,789,118

Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Bonds, 3.000%, Due 8/15/2052	4.1
U.S. Treasury Notes, 3.875%, Due 8/15/2034	2.1
U.S. Treasury Notes, 4.125%, Due 11/15/2032	1.4
U.S. Treasury Floating Rate Notes, 4.712%, Due 10/31/2025	1.0
American International Group, Inc.	0.8
Fidelity National Information Services, Inc.	0.8
U.S. Treasury Bonds, 2.875%, Due 5/15/2052	0.8
U.S. Bancorp	0.8
QUALCOMM, Inc.	0.7
Medtronic PLC	0.7

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Value	Value
Brazil	0.8
Netherlands	0.9
Taiwan	1.1
Germany	1.9
China	1.9
Japan	2.5
Canada	2.5
France	2.9
United Kingdom	3.3
United States	74.0

Excludes foreign exchange holdings.

Sector Allocation - % Equities

Value	Value
Real Estate	1.4
Utilities	4.3
Consumer Staples	5.0
Materials	5.9
Communication Services	5.9
Energy	6.8
Consumer Discretionary	11.4
Health Care	12.2
Information Technology	12.8
Industrials	15.4
Financials	18.9

Top Ten Industry Allocations - % Fixed Income

Value	Value
Pharmaceuticals	0.7
Banks	0.8
Agriculture	0.8
Media	0.9
Pipelines	1.2
Foreign Sovereign Obligations	1.4
Asset-Backed Obligations	2.8
Electric	5.3
U.S. Treasury Obligations	39.2
U.S. Agency Mortgage-Backed Obligations	41.4

Asset Allocation - % Investments

Value	Value
Common Stocks	43.1
Foreign Common Stocks	21.5
U.S. Agency Mortgage-Backed Obligations	13.6
U.S. Treasury Obligations	12.8
Corporate Obligations	3.4
Investment Companies	1.9
Foreign Corporate Obligations	1.3
Asset-Backed Obligations	0.9
Foreign Sovereign Obligations	0.5
Securities Lending Collateral	0.4
Foreign Preferred Stocks	0.4
Commercial Mortgage-Backed Obligations	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Material Fund Change [Text Block]